Summary of significant accounting policies - Property Lease and Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 3,569	$ 3,875	$ 3,683
Transferred over Time
Revenues	$ 3,569	$ 3,875	$ 3,683